DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations of the Company's sports and entertainment business
	December 31, 2013	December 31, 2012
Revenues	$—	$—
Cost of sales	—	—
Gross profit (loss)	—	—
Operating and other non-operating expenses	—	(50,298)

Loss from discontinued operations	—	(50,298)
Gain from sale of sports and entertainment business	—	—
Loss from discontinued operations	$—	$(50,298)